Warranty liability	12 Months Ended
Dec. 31, 2019
Product Warranties Disclosures [Abstract]
Warranty liability
16. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2019	2018	2017
Balance, beginning of year	$4,941	$6,301	$11,612
Warranty claims	(1,863)	(2,787)	(2,627)
Warranty accruals	6,794	2,112	1,232
Change in estimate	(481)	(1,443)	(2,949)
Impact of foreign exchange changes	(490)	758	(967)
Balance, end of year	8,901	4,941	6,301
Less: Current portion	(4,505)	(2,800)	(3,529)
Long-term portion	$4,396	$2,141	$2,772